Additional Disclosures in the Statement Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Reconciliation of Cash and Cash Equivalents
The table below presents the reconciliation between the item “Cash and cash equivalents” in the Statement of Cash Flows and the relevant accounting items of the Statement of financial position:

Composition	12/31/2024	12/31/2023	12/31/2022

Cash and deposits in banks	2,690,638,558	2,619,925,301	1,695,935,607
Debt securities at fair value through profit or loss	101,197,818	291,269,034
Other debt securities	66,522,379	94,891,857	3,383,562,065
Loans and other financing	5,162,500	8,802,913	6,005,827

Total	2,863,521,255	3,014,889,105	5,085,503,499

Summary of Additional Information on Operational Cash Flows Interest
The following table shows additional information on operational cash flows interest:

Composition	12/31/2024	12/31/2023	12/31/2022

Interest paid	(1,795,232,958)	(3,411,430,828)	(1,594,697,224)
Interest collected	2,255,153,220	5,002,972,267	3,974,442,698

Total	459,920,262	1,591,541,439	2,379,745,474

Summary of Additional Information of Changes in Liabilities Arising from Financing Activities
The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2024 (lease liabilities changes are disclosed in Note 22):

Composition	Financing received from the Central Bank of Argentina and other financial institutions	Issued Corporate Bonds	Subordinated Corporate Bonds

Opening balance	43,115,043	128,184,411	714,760,748
Cash flow items
Payments	(5,910,052)	(82,463,383)	(28,369,186)
Non-cash flow items
Movement in accrued interest	5,061,148	16,308,042	29,428,813
Derecognition or substantial modification of financial liabilities	(16,567)	8,620,995	(942,753)
Difference in quoted prices of foreign currency	4,909,769	14,418,047	113,440,862
Monetary effect	(3,686,649)	(70,278,354)	(410,643,033)

Ending balance	43,472,692	14,789,758	417,675,451